Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment

16.        Property, plant and equipment

					Construction
			Plant and	Office	in progress
	Land	Buildings	equipment	equipment	(CIP)	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Cost
Balance at December 31, 2015	—	588,820	9,404,456	134,858	1,206,831	11,334,965
Business combination	2,485	42,612	63,519	290	4,213	113,119
Transfer from (out) CIP	—	93,535	2,338,662	34,546	(2,466,743)	—
Addition	—	—	—	—	2,597,970	2,597,970
Disposals	—	—	(283,420)	(2,136)	(9,257)	(294,813)
Balance at December 31, 2016	2,485	724,967	11,523,217	167,558	1,333,014	13,751,241
Transfer from (out) CIP	—	174,143	1,696,092	31,355	(1,901,590)	—
Addition	—	—	—	—	2,425,697	2,425,697
Disposals	—	(28,543)	(767,210)	(3,588)	(5,518)	(804,859)
Balance at December 31, 2017	2,485	870,567	12,452,099	195,325	1,851,603	15,372,079
Transfer from (out) CIP	—	44,127	1,142,788	32,997	(1,219,912)	—
Addition	—	—	—	—	1,757,031	1,757,031
Disposals	—	(1,089)	(593,647)	(2,528)	(27,862)	(625,126)
Deconsolidation of subsidiary due to loss of control	—	—	(375)	—	(8,275)	(8,650)
Reclassified as held-for-sale (Note 25)	(2,485)	(43,182)	(98,253)	(8,550)	(13,790)	(166,260)
Exchange differences	—	—	(19,615)	(322)	(2,723)	(22,660)
Balance at December 31, 2018	—	870,423	12,882,997	216,922	2,336,072	16,306,414

					Construction
			Plant and	Office	in progress
	Land	Buildings	equipment	equipment	(CIP)	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Accumulated depreciation and impairment
Balance at December 31, 2015	—	135,538	7,157,258	111,457	26,894	7,431,147
Disposal	—	(289)	(33,917)	(2,136)	(11,611)	(47,953)
Depreciation expense	—	18,133	639,986	15,042	—	673,161
Impairment loss	—	—	—	—	7,529	7,529
Balance at December 31, 2016	—	153,382	7,763,327	124,363	22,812	8,063,884
Disposal	—	(5,819)	(108,370)	(1,822)	(5,231)	(121,242)
Depreciation expense	—	41,243	839,351	25,440	—	906,034
Balance at December 31, 2017	—	188,806	8,494,308	147,981	17,581	8,848,676
Disposal	—	(924)	(266,143)	(2,459)	(7,011)	(276,537)
Depreciation expense	—	37,031	928,978	28,633	—	994,642
Impairment loss	—	—	990	—	—	990
Deconsolidation of subsidiary due to loss of control	—	—	(78)	—	—	(78)
Reclassified as held-for-sale (Note 25)	—	(4,206)	(28,017)	(4,514)	—	(36,737)
Exchange differences	—	—	(2,431)	(81)	—	(2,512)
Balance at December 31, 2018	—	220,707	9,127,607	169,560	10,570	9,528,444

					Construction
			Plant and	Office	in progress
	Land	Buildings	equipment	equipment	(CIP)	Total
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Balance at December 31, 2016	2,485	571,585	3,759,890	43,195	1,310,202	5,687,357
Balance at December 31, 2017	2,485	681,761	3,957,791	47,344	1,834,022	6,523,403
Balance at December 31, 2018	—	649,716	3,755,390	47,362	2,325,502	6,777,970

Construction in progress

The construction in progress balance of approximately US$2,325.5 million as of December 31, 2018, primarily consisted of US$543.3 million used for the machinery and equipment of the two 300mm fabs in Beijing; US$434.9 million, US$563.2 million and US$480.1 million used for the facilities construction, machinery and equipment of the fabs in Shanghai, the fabs in Shenzhen and the 200mm fab in Tianjin, respectively; US$251.9 million used for purchasing machinery and equipment acquired for more research and development activities; in addition, US$52.1 million was related to various ongoing capital expenditures projects of other SMIC subsidiaries, which are expected to be completed by the end of 2019.

Impairment losses recognized in the year

In 2018, the Group recorded US$1.0 million (2017: nil and 2016:  US$7.5 million) impairment loss of equipment. The whole amount of impairment loss in 2018 and 2016 was recognized as other operating expense in profit or loss.

Assets pledged as security

Property, plant and equipment with carrying amount of approximately US$207.2 million (2017: approximately US$362.3 million and 2016: approximately US$631.4 million) have been pledged to secure borrowings of the Group under mortgages (Note 30). The Group is not allowed to pledge these assets as security for other borrowings or to sell them to other entities.

Capitalized interest

Interest, after netting off government funding received, incurred on borrowed funds used to construct plant and equipment during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful life of the assets. Capitalized interest of US$47.2 million in 2018 (2017: US$31.1 million and 2016: US$28.0 million) was added to the cost of the underlying assets and was amortized over the respective useful life of the assets. In 2018, the Group recorded depreciation expenses relating to the capitalized interest of US$27.5 million (2017: US$22.7 million and 2016: US$19.4 million).